Share based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
In September 2021, the Board of Directors established a long-term incentive plan allocating 800,000 of the Company’s authorized but unissued share capital.

In March 2022, the Board approved a grant of 120,000 share options to management resources (employees from 2020 Bulkers Management AS providing management services) and directors. The share options granted to date have a five-year term and cliff vest three years from the date of grant. The exercise price is US$8.0 per share and will be reduced by any dividends and cash distributions declared.
In February 2024, the Board approved a grant of 115,000 share options to key human resources and one director. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $8.00 per share and will be reduced by any dividends and cash distributions declared.

In September 2024, the Board approved a grant of 65,000 share options to a key human resource. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $10.00 per share and will be reduced by any dividends and cash distributions declared.

Stock compensation expense of $0.5 million, $0.5 million and $0.4 million was expensed in the years ended December 31, 2024, 2023 and 2022, respectively, and recognized in “General and administrative expenses” in the Consolidated Statements of Operations.

The table below sets forth the number of share options, weighted average remaining life, weighted average exercise price and weighted average grant date fair value price for the years ended December 31, 2024, 2023 and 2022, respectively:

	Outstanding share options	Weighted average remaining life	Weighted average exercise price (in $)	Weighted average grant date fair value (in $)
Outstanding as of December 31, 2021, unvested	500,000	4.0	8.00	2.20
Outstanding as of December 31, 2021, exercisable	—	0.0	—	—
Granted	120,000	4.0	8.00	1.95
Vested	—	0.0	—	—
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2022, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2022, exercisable	—	0.0	—	—
Granted	—	0.0	—	—
Vested	—	0.0	—	—
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2023, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2023, exercisable	—	0.0	—	—
Granted	180,000	5.0	8.72	2.98
Vested	(500,000)	0.0	7.53	2.20
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2024, unvested	300,000	3.5	8.01	2.57
Outstanding as of December 31, 2024, exercisable	500,000	1.9	7.52	—

The average of the exercise prices (reduced by dividends and cash distributions declared, if applicable) at the time of granting, exercising forfeiting and vesting of the share options are shown for share options granted, exercised, forfeited and vested on the above table. For share options outstanding at the beginning and end of the year, the average of the exercise prices shown have been reduced by dividends and cash distributions declared,

The total fair value of share options that vested in the year ended December 31, 2024 was $1.1 million.

The aggregate intrinsic value of share options that were both outstanding and exercisable as of December 31, 2024 was $nil as the exercise price was higher than the market value of the share options.

The fair value of the share options granted in September 2024, February 2024 and March 2022 were calculated using the Black-Scholes option pricing model using the following inputs:

	2024	2024	2022
Grant date	September 2	February 19	March 10
Risk-free rate	3.75%	4.36%	2.00%
Expected life	5.0 years	5.0 years	4.0 years
Expected future volatility	38%	46%	56%

In 2024, the expected future volatility was based on an analysis of historical volatility of the Company’s common shares. In 2022, the expected future volatility was based on peer group volatility due to the short lifetime of the Company.

As of December 31, 2024, 2023 and 2022, there was no intrinsic value for unvested outstanding awards.

As of December 31, 2024, the total unrecognized compensation cost amounting to $0.5 million relating to options outstanding is expected to be recognized over a weighted average period of 1.5 years.